Employee Benefits - Expense Related to Post-employment Benefit Plans under Defined Contribution Plans (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Expense related to post-employment benefit plans under defined contribution plans	₩ 79,817	₩ 81,811	₩ 70,394